CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 6,249,224	¥ 4,978,497
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,416,772	1,036,534
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	97,949	297,240
Long-term debt, liabilities accounted for at fair value	¥ 2,703,021	¥ 2,537,082
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,539,249,894	2,539,249,894
Treasury stock, shares	3,889,782	3,210,681